SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS AND SUMMARY PROSPECTUS OF EACH OF THE LISTED FUNDS

Xtrackers Harvest CSI 300 China A-Shares ETF (ASHR)
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (ASHS)

Effective July 28, 2025, the following information replaces the existing disclosure contained under the “Portfolio Managers” sub-heading of the “MANAGEMENT” section of each fund’s summary prospectus and the summary section of each fund’s prospectus.
Feng Gao, CFA, employee of HGI. Portfolio Manager of the fund. Began managing the fund in 2024.
Lareina Yu, employee of HGI. Portfolio Manager of the fund. Began managing the fund in 2025.
Effective July 28, 2025, the following information replaces the existing disclosure contained under the “MANAGEMENT” heading in the “FUND DETAILS” section of each fund’s prospectus.
Feng Gao, CFA, employee of HGI. Portfolio Manager of the fund. Began managing the fund in 2024.
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Joined HGI in 2023, with more than ten years of financial industry experience. Prior to joining HGI, he was an index analyst and portfolio manager at Harvest Fund Management Co., Ltd (HGI’s parent company) where he managed A-share and QDII ETFs and index funds. Prior to that, he worked as a derivatives trader in the Financial Markets Department of Industrial and Commercial Bank of China (ICBC).
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Master’s degree in Finance and Bachelor’s degree in Engineering from Peking University. He is a CFA Charterholder.
Lareina Yu, employee of HGI. Portfolio Manager of the fund. Began managing the fund in 2025.
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Joined HGI in 2025, with one year of financial industry experience. Prior to joining HGI, she was an investment analyst at Etna Capital Management Limited, where she managed a US-listed ETF, supported investment and risk management on equity ETF strategies, covered equity research focusing on AI-related industry, and was responsible for portfolio construction and rebalancing for a US-listed ETF. Prior to that, she worked as an analyst intern in China International Capital Corporation Limited supporting structural product management.
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Master’s degree in Financial Technology from University of Hong Kong; Bachelor’s degree in Finance from Central University of Finance and Economics.
Please Retain This Supplement for Future Reference
July 24, 2025
PROSTKR25-30